Vanguard International Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (98.1%)
Australia (0.4%)
*	Afterpay Ltd.	4,147,434	288,976

Austria (0.4%)
*	Erste Group Bank AG	7,849,406	225,223

Belgium (1.1%)
	Umicore SA	11,851,886	531,649
	Ucb SA	1,840,517	196,961
			728,610
Brazil (0.3%)
	Raia Drogasil SA	21,811,360	105,242
	B3 SA - Brasil Bolsa Balcao	9,396,192	98,445
			203,687
Canada (0.8%)
	Toronto-Dominion Bank	5,608,304	299,179
	Canadian National Railway Co.	2,207,321	231,151
			530,330
China (14.6%)
	Tencent Holdings Ltd.	43,346,400	3,159,855
*	Meituan Dianping Class B	44,567,230	1,666,655
*	NIO Inc. ADR	31,223,162	1,577,706
*	TAL Education Group ADR	17,039,382	1,193,779
*	Alibaba Group Holding Ltd. ADR	2,810,983	740,300
	Ping An Insurance Group Co. of China Ltd.	37,534,500	441,464
*	Baidu Inc. ADR	2,041,992	283,816
	China Mengniu Dairy Co. Ltd.	46,821,000	235,479
	Kingdee International Software Group Co. Ltd.	20,293,000	70,460
			9,369,514
Denmark (3.7%)
*	Genmab A/S	2,594,661	997,831
	Ambu A/S Class B	13,909,666	465,170
	Vestas Wind Systems A/S	2,241,056	456,757
*	Chr Hansen Holding A/S	1,658,818	161,090
	Pandora A/S	1,443,994	144,782
	Novozymes A/S	2,401,809	137,178
			2,362,808
France (6.4%)
	Kering SA	2,757,296	1,990,706
	L'Oreal SA	2,310,130	850,358
	Schneider Electric SE	5,688,400	792,547
*,^	Alstom SA	4,945,059	266,723
	Danone SA	3,333,295	214,951
			4,115,285

Germany (8.1%)
*,1	Zalando SE	10,466,867	1,063,205
*,1	Delivery Hero SE	7,081,486	861,027
*,2	HelloFresh SE	10,552,945	622,759
	Infineon Technologies AG	13,722,129	484,135
	Bayerische Motoren Werke AG	4,826,237	418,774
	SAP SE	2,541,849	306,846
*	adidas AG	847,195	270,380
*,^,2	Jumia Technologies AG ADR	6,724,836	216,338
	Allianz SE	807,400	189,244
	GEA Group AG	5,018,914	171,575
	Basf Se	2,275,881	166,388
*,3	CureVac GMBH	1,676,780	158,712
	Knorr-Bremse AG	1,138,924	145,796
*	MorphoSys AG	664,989	75,330
*,^,2	Home24 SE	1,862,256	44,102
*,^	CureVac NV	228,956	24,079
			5,218,690
Hong Kong (5.9%)
*	Alibaba Group Holding Ltd.	72,179,856	2,371,232
	AIA Group Ltd.	86,813,400	952,724
	Hong Kong Exchanges & Clearing Ltd.	8,683,543	431,285
			3,755,241
India (1.3%)
*	HDFC Bank Ltd.	18,742,156	361,969
	Housing Development Finance Corp. Ltd.	11,680,736	354,305
	Larsen & Toubro Ltd.	5,636,675	84,868
*,§,3	ANI Technologies	166,185	24,213
			825,355
Indonesia (0.3%)
	Bank Central Asia Tbk PT	78,531,700	172,483

Israel (0.6%)
*	Wix.com Ltd.	917,880	234,454
*	Check Point Software Technologies Ltd.	1,085,356	127,725
			362,179
Italy (2.3%)
	Ferrari NV	4,745,012	1,005,387
*	Intesa Sanpaolo SPA	100,286,187	232,312
*	Fiat Chrysler Automobiles NV	13,737,294	214,850
			1,452,549
Japan (10.8%)
	M3 Inc.	26,545,800	2,442,791
	Nidec Corp.	12,010,900	1,523,315
	SMC Corp.	1,219,200	775,476
	Sony Corp.	4,180,000	389,515
	Takeda Pharmaceutical Co. Ltd.	8,091,200	289,437
	Recruit Holdings Co. Ltd.	6,668,000	279,530
	Murata Manufacturing Co. Ltd.	2,423,500	211,308
	SoftBank Group Corp.	2,288,500	157,715
	Suzuki Motor Corp.	2,818,100	151,129
	Pigeon Corp.	3,300,800	147,302
	Sekisui Chemical Co. Ltd.	8,036,100	138,529
	Nintendo Co. Ltd.	238,100	135,094
	Toyota Motor Corp.	1,867,000	126,005

	SBI Holdings Inc.	4,470,400	120,600
			6,887,746
Netherlands (8.0%)
	ASML Holding NV	7,448,118	3,236,120
*,1	Adyen NV	548,825	1,048,350
*	Argenx SE	1,249,105	357,788
	Koninklijke Philips NV	5,030,080	259,219
	Exor NV	3,303,396	231,073
			5,132,550
New Zealand (0.1%)
*	Xero Ltd.	351,458	34,169

Norway (0.8%)
	Equinor ASA	18,627,836	289,982
*	Dnb ASA	12,273,102	221,299
			511,281
Singapore (0.2%)
*	Sea Ltd. ADR	762,220	137,482

South Korea (1.1%)
	Samsung Electronics Co. Ltd.	7,984,327	481,301
	Samsung SDI Co. Ltd.	493,758	238,385
			719,686
Spain (2.1%)
	Industria de Diseno Textil SA	21,245,632	705,242
*	Iberdrola SA	25,454,142	349,431
	Banco Bilbao Vizcaya Argentaria SA	60,505,138	280,176
			1,334,849
Sweden (4.4%)
*	Spotify Technology SA	4,839,569	1,410,105
^	Atlas Copco AB Class A	12,963,440	655,828
*	Kinnevik AB	10,340,628	515,110
^	Assa Abloy AB Class B	6,522,927	156,086
*	Svenska Handelsbanken AB Class A	10,511,085	106,451
			2,843,580
Switzerland (4.3%)
	Roche Holding AG	1,919,939	630,598
	Nestle SA	5,009,535	561,141
	Novartis AG	2,849,872	258,015
	Temenos AG	1,868,930	235,734
	Lonza Group AG	370,204	232,922
	Cie Financiere Richemont SA	2,500,509	208,860
*	Alcon Inc.	3,180,230	203,074
	Chocoladefabriken Lindt & Spruengli AG	19,458	166,407
	Sika AG	509,796	129,715
	Straumann Holding AG	108,994	125,811
*	Cie Financiere Richemont SA Warrants Exp. 11/22/2023	5,001,018	991
			2,753,268
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	45,000,000	765,982

United Kingdom (4.6%)
*	Ocado Group plc	26,513,520	779,533
	Diageo plc	9,952,653	383,139
*	Rolls-Royce Holdings plc	202,156,568	280,254

	Royal Dutch Shell plc Class A (XAMS)			16,449,033	277,726
*	Whitbread plc			5,052,668	202,542
	Royal Dutch Shell plc Class A (XETR)			11,500,265	195,594
	Burberry Group plc			8,338,407	191,073
	Next plc			1,920,645	165,911
	Bunzl plc			5,189,189	161,626
	National Grid plc			13,529,980	151,517
	GlaxoSmithKline plc			7,233,581	131,289
					2,920,204
	United States (14.3%)
*	Tesla Inc.			6,720,660	3,814,647
*	MercadoLibre Inc.			1,907,886	2,963,577
*	Amazon.com Inc.			356,327	1,128,858
*	Illumina Inc.			3,304,519	1,064,352
*	Booking Holdings Inc.			100,050	202,946
					9,174,380
	Total Common Stocks (Cost $28,964,916)				62,826,107
	Preferred Stocks (0.2%)
	*,§,2,3,4You & Mr. Jones			44,800,000	143,808
	Total Preferred Stocks (Cost $44,800)				143,808
		Coupon
	Temporary Cash Investments (2.7%)
	Money Market Fund (2.6%)
5,6	Vanguard Market Liquidity Fund	0.109%		16,859,370	1,685,937

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	0.145%	12/15/20	31,100	31,099
	Total Temporary Cash Investments (Cost $1,716,931)				1,717,036
	Total Investments (101.0%) (Cost $30,726,647)				64,686,951
	Other Assets and Liabilities—Net (-1.0%)				(626,520)
	Net Assets (100%)				64,060,431
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $637,510,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $2,972,582,000, representing 4.6% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Restricted securities totaling $326,733,000, representing 0.5% of net assets. See Restricted Securities table for additional information.
4 Perpetual security with no stated maturity date.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Collateral of $691,788,000 was received for securities on loan, of which $684,188,000 is held in Vanguard Market
Liquidity Fund and $7,600,000 is held in cash.
7 Securities with a value of $31,099,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

International Growth Fund

Restricted Securities as of Period End
				Acquisition Cost
Security Name		Acquisition Date		($000)
You & Mr. Jones		September 2015		44,800
CureVac GmbH		October 2015		30,882
ANI Technologies		December 2015		51,748

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2020	5,411	550,028	24,288
MSCI Emerging Market Index	December 2020	4,293	258,074	9,361
				33,649

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations fro m an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Growth Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	9,908,397	—	—	9,908,397
Common Stocks—Other	5,945,784	46,947,713	24,213	52,917,710
Preferred Stocks	—	—	143,808	143,808
Temporary Cash Investments	1,685,937	31,099	—	1,717,036
Total	17,540,118	46,978,812	168,021	64,686,951
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19,714	—	—	19,714
1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					Nov. 30,
	2020		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh SE	543,702	—	—	—	79,057	—	—	622,759
Home24 SE	23,358	—	—	—	20,744	—	—	44,102
Jumia Technologies AG
ADR	61,801	—	—	—	154,537	—	—	216,338
Vanguard Market
Liquidity Fund	1,795,364	NA [1]	NA [1]	80	(80)	34	—	1,685,937
You & Mr. Jones	143,808	—	—	—	—	—	—	143,808
Total	2,568,033	—	—	80	254,258	34	—	2,712,944

1 Not applicable —purchases and sales are for temporary cash investment purposes.